SCHEDULE OF MAJOR CUSTOMER BREAKDOWN OF COMPANY’S REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 187	$ 303	$ 3,033	$ 665
Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues			2,977	538
Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues				$ 65